Property and Equipment, Net	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
Property and Equipment, Net [Line Items]
PROPERTY AND EQUIPMENT, NET

NOTE 6 — PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following as of December 31, 2021 and 2020:

	December 31,
(USD in thousands)	2021	2020
Building	$—	$29
Computer equipment	309	90
Dies	—	358
Furniture and fixtures	122	33
Machinery and equipment	153	40
leasehold improvement	203	—
Transportation equipment	415	73
	1,202	623
Less accumulated depreciation and amortization	(525)	(206)
	$677	$417

Depreciation and amortization expenses totaled $163 and $122 for the years ended December 31, 2021 and 2020, respectively.

TINGO, INC. [Member]
Property and Equipment, Net [Line Items]
PROPERTY AND EQUIPMENT, NET

(8)    Property, Plant & Equipment

	LAND $	BUILDING $	MOTOR VEHICLES $	FURNITURE & FITTINGS $	OFFICE EQUIPMENT $	PLANT & MACHINERY $	SITE INSTALLATIONS $	Total $
COST
December 31, 2021	8,794,695	31,774,624	207,709	60,009	66,142	10,112,085	191,316,838	242,332,102
ADDITIONS	—	—	—	—	—	—	—	—
Forex translation difference	(57,754)	(208,661)	(1,363)	(394)	(434)	(66,405)	(1,274,362)	(1,609,373)
March 31, 2022	8,736,941	31,565,963	206,346	59,615	65,708	10,045,680	190,060,476	240,722,729

DEPRECIATION
December 31, 2021	—	8,246,459	126,507	41,444	62,662	10,092,916	—	18,587,988
CHARGED FOR THE YEAR	—	395,874	6,698	1,609	567	2,240	4,767,165	5,174,153
Forex translation difference	—	(37,571)	(853)	(278)	(414)	(66,287)	(15,651)	(121,054)
March 31, 2022	—	8,604,762	132,352	42,775	62,815	10,028,869	4,751,514	23,641,087

NET BOOK VALUE
December 31, 2021	8,794,695	23,528,165	81,202	18,565	3,480	19,169	191,316,838	223,762,115
March 31, 2022	8,736,941	22,961,201	73,994	16,840	2,893	16,811	185,308,962	217,099,642

The fixed assets table above refers to the Tingo Mobile business as consolidated into Tingo Inc. for the quarter and year ended March 31, 2022 and December 31, 2021, respectively.

Property, plant and equipment are carried at historical value and depreciated over their useful life. All property and equipment with a cost of $5,000 or greater are capitalized. Major betterments that extend the useful lives of assets are also capitalized. Normal maintenance and repairs are charged to expense as incurred. When assets are sold or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in operations.

Plant and equipment consist of prototypes, software, furniture and equipment, which are depreciated on a straight-line basis over their expected useful lives.

Estimated useful lives (years)
Buildings	20
Motor Vehicles	5
Furniture & Fittings	5
Office Equipment	5
Plant & Machinery	4
Site Installations	20

Site Installations relates to the capitalization of the Company’s investment in rural fibre network and equipment. Previously, it was classified as Work in Progress and the works were completed as as 31 December 2021. Depreciation on these assets commenced from 1 January 2022.

The Total depreciation charge for the quarter ended March 31, 2022 and March 31, 2021 was $5,174,153 and $450,719, respectively.

(8)    Property, Plant & Equipment

	LAND $	BUILDING $	MOTOR VEHICLES $	FURNITURE & FITTINGS $	OFFICE EQUIPMENT $	PLANT & MACHINERY $	Total $
COST
January 1, 2021	9,560,176	34,540,253	10,992,230	225,788	71,899	65,232	55,455,578
ADDITIONS	0	0	0	0	0	0	0
Forex translation difference	(701,344)	(2,533,907)	(10,783,006)	(164,182)	(5,275)	10,120,597	(4,067,116)
September 30, 2021	8,858,832	32,006,346	209,224	61,606	66,624	10,185,829	51,388,462

DEPRECIATION
January 1, 2021	0	7,256,776	10,960,171	104,655	57,869	33,763	18,413,234
CHARGED FOR THE PERIOD	0	1,200,238	23,098	8,415	8,462	7,798	1,248,012
Forex translation difference	0	(532,364)	(10,863,194)	(73,369)	(4,246)	10,122,360	(1,350,813)
September 30, 2021	0	7,924,650	120,076	39,701	62,085	10,163,921	18,310,433

NET BOOK VALUE
December 31,2020	9,560,176	27,283,477	32,059	121,133	14,030	31,469	37,042,344
September 30,2021	8,858,832	24,081,696	89,149	21,905	4,539	21,909	33,078,030

Property, plant and equipment are carried at historical value and depreciated over their useful life. All property and equipment with a cost of $5,000 or greater are capitalized. Major betterments that extend the useful lives of assets are also capitalized. Normal maintenance and repairs are charged to expense as incurred. When assets are sold or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in operations.

Plant and equipment consist of prototypes, software, furniture and equipment, which are depreciated on a straight-line basis over their expected useful lives

Estimated useful lives (years)

Buildings	20
Motor Vehicles	5
Furniture & Fittings	5
Project in Progress	—
Office Equipment	5
Plant & Machinery	4

The Total depreciation charge for 2021 is as follows:

3 months to September 30, 2021 — $208,777

9 months to September 30, 2021 — $1,248,012

(8)    Property, Plant & Equipment

Changes in cost, depreciation, and net book value during 2021 were recorded as follows:

	LAND $	BUILDING $	MOTOR VEHICLES $	FURNITURE & FITTINGS $	OFFICE EQUIPMENT $	PLANT & MACHINERY $	SITE INSTALLATIONS $	Total $
COST
January 1, 2021	9,560,176	34,540,253	225,788	65,232	71,899	10,992,230	—	55,455,578
ADDITIONS	—	—	—	—	—	—	191,316,838	207,968,849
Forex translation difference	(765,481)	(2,765,629)	(18,079)	(5,223)	(5,757)	(880,145)	—	(21,092,324)
December 31, 2021	8,794,695	31,774,624	207,709	60,009	66,142	10,112,085	191,316,838	242,332,103

DEPRECIATION
January 1, 2021	—	7,256,776	104,655	33,763	57,869	10,960,171	—	18,413,234
CHARGED FOR THE YEAR	—	1,654,988	31,493	10,817	9,820	10,753	—	1,717,871
Forex translation difference	—	(647,305)	(9,640)	(3,136)	(5,027)	(896,009)	—	(1,561,118)
December 31, 2021	—	8,264,459	126,507	41,444	62,662	10,092,916	—	18,569,988

NET BOOK VALUE
December 31, 2020	9,560,176	27,283,477	121,134	31,469	14,030	32,059	—	37,042,344
December 31, 2021	8,794,695	23,510,165	81,202	18,565	3,480	19,169	191,316,838	223,762,115

Changes in cost, depreciation, and net book value during 2020 were recorded as follows:

	LAND $	BUILDING $	MOTOR VEHICLES $	FURNITURE & FITTINGS $	OFFICE EQUIPMENT $	PLANT & MACHINERY $	Total $
COST
January 1, 2020	10,087,768	36,446,408	99,783	37,970	74,339	11,561,491	58,307,758
ADDITIONS	—	—	131,505	29,311	1,451	35,483	197,750
Forex translation difference	(527,592)	(1,906,155)	(5,500)	(2,048)	(3,891)	(604,744)	(3,049,931)
December 31, 2020	9,560,176	34,540,253	225,788	65,232	71,899	10,992,230	55,455,578

DEPRECIATION
January 1, 2020	—	5,834,932	69,704	23,403	45,965	8,687,612	14,661,615
CHARGED FOR THE YEAR	—	1,730,713	38,679	11,609	14,338	2,732,767	4,528,106
Forex translation difference	—	(308,869)	(3,728)	(1,249)	(2,435)	(460,207)	(776,487)
December 31, 2020	—	7,256,776	104,655	33,763	57,869	10,960,171	18,413,234

NET BOOK VALUE
January 1,2020	10,087,768	30,611,476	30,079	14,567	28,374	2,873,880	43,646,143
December 31,2020	9,560,176	27,283,477	121,134	31,469	14,030	32,059	37,042,344

Property, plant and equipment are carried at historical value and depreciated over their useful life. All property and equipment with a cost of $5,000 or greater are capitalized. Major betterments that extend the useful lives of assets are also capitalized. Normal maintenance and repairs are charged to expense as incurred. When assets are sold or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in operations.

Plant and equipment consist of prototypes, software, furniture and equipment, which are depreciated on a straight-line basis over their expected useful lives.

Estimated useful lives (years)
Buildings	20
Motor Vehicles	5
Furniture & Fittings	5
Office Equipment	5
Plant & Machinery	4
Site Installations	20

Site Installations relates to the capitalization of the Company’s investment in rural fibre network and equipment. Previously, it was classified as Work in Progress and the works were completed as as 31 December 2021. Depreciation on these assets will commence from 1 January 2022.

The Total depreciation charge for the years ended December 31, 2021 and 2020 was $1,717,871 and $ 4,528,106, respectively